UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1400

Fidelity Contrafund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor New Insights Fund
Class A
Class T
Class B
Class C
Institutional Class

March 31, 2007

1.799846.103

ANIF-QTLY-0507

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.3%
Auto Components - 0.0%
Johnson Controls, Inc.	23,200	$ 2,195
Automobiles - 0.7%
Honda Motor Co. Ltd.	122,500	4,272
Toyota Motor Corp. (d)	722,200	46,279
		50,551
Distributors - 0.1%
Li & Fung Ltd.	1,541,200	4,842
Diversified Consumer Services - 0.0%
Strayer Education, Inc.	7,000	875
Hotels, Restaurants & Leisure - 1.8%
Aristocrat Leisure Ltd.	333,400	4,424
Buffalo Wild Wings, Inc. (a)	42,923	2,734
California Pizza Kitchen, Inc. (a)	152,100	5,003
Carrols Restaurant Group, Inc.	54,800	795
Chipotle Mexican Grill, Inc.:
Class A (a)(d)	197,700	12,277
Class B (a)	13,128	754
Las Vegas Sands Corp. (a)	169,400	14,672
Marriott International, Inc. Class A	318,200	15,579
McDonald's Corp.	419,027	18,877
MGM Mirage, Inc. (a)(d)	59,000	4,102
Panera Bread Co. Class A (a)(d)	149,864	8,851
PokerTek, Inc. (a)(d)	200,000	1,984
Red Robin Gourmet Burgers, Inc. (a)	19,000	738
Starbucks Corp. (a)	458,700	14,385
Texas Roadhouse, Inc. Class A (a)	55,300	788
Tim Hortons, Inc.	1,123,000	34,162
		140,125
Household Durables - 1.0%
Fourlis Holdings SA	527,400	12,329
Gafisa SA (a)	31,800	402
Gafisa SA ADR (a)	158,700	4,047
Garmin Ltd.	573,000	31,028
Koninklijke Philips Electronics NV (NY Shares)	218,900	8,340
Mohawk Industries, Inc. (a)(d)	8,400	689
Sharp Corp.	213,000	4,096
Snap-On, Inc.	128,900	6,200
Sony Corp. (d)	123,600	6,241
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Sony Corp. sponsored ADR	10,600	$ 535
TomTom Group BV (a)(d)	66,900	2,727
		76,634
Internet & Catalog Retail - 0.4%
IAC/InterActiveCorp (a)	47,400	1,787
Liberty Media Holding Corp. - Interactive Series A (a)	476,200	11,343
Priceline.com, Inc. (a)	112,400	5,986
VistaPrint Ltd. (a)	289,100	11,073
		30,189
Media - 3.0%
Central European Media Enterprises Ltd. Class A (a)	9,000	797
CKX, Inc. (a)	41,529	461
Comcast Corp. Class A (special) (non-vtg.)	300,200	7,646
Discovery Holding Co. Class A (a)	85,700	1,639
DreamWorks Animation SKG, Inc. Class A (a)	53,600	1,639
EchoStar Communications Corp. Class A (a)	424,000	18,414
Focus Media Holding Ltd. ADR (a)	123,600	9,698
Grupo Televisa SA de CV (CPO) sponsored ADR	81,800	2,438
Liberty Global, Inc. Class A (a)	24,600	810
Liberty Media Holding Corp. - Capital Series A (a)	53,900	5,961
Live Nation, Inc. (a)	84,800	1,871
McGraw-Hill Companies, Inc.	175,500	11,035
National CineMedia, Inc.	39,000	1,041
News Corp. Class B	1,529,400	37,424
Omnicom Group, Inc.	22,500	2,304
Reuters Group PLC	338,700	3,118
The Walt Disney Co.	3,490,800	120,188
The Weinstein Co. III Holdings, LLC Class A-1 (a)(h)	2,267	2,267
Time Warner, Inc.	175,200	3,455
		232,206
Multiline Retail - 0.7%
Kohl's Corp. (a)	61,600	4,719
Marks & Spencer Group PLC	2,761,600	36,764
Nordstrom, Inc.	34,400	1,821
Target Corp.	129,800	7,692
		50,996
Specialty Retail - 1.3%
American Eagle Outfitters, Inc.	362,400	10,868
AutoZone, Inc. (a)	21,500	2,755
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Gamestop Corp. Class A (a)	75,800	$ 2,469
Hennes & Mauritz AB (H&M) (B Shares)	60,300	3,471
Inditex SA	65,700	4,084
J. Crew Group, Inc.	501,000	20,125
Sports Direct International PLC	1,821,900	9,958
Staples, Inc.	288,400	7,452
The Men's Wearhouse, Inc.	1,100	52
TJX Companies, Inc.	1,258,100	33,918
Zumiez, Inc. (a)	72,600	2,913
		98,065
Textiles, Apparel & Luxury Goods - 0.3%
Coach, Inc. (a)	196,100	9,815
NIKE, Inc. Class B	91,300	9,702
Polo Ralph Lauren Corp. Class A	34,600	3,050
Under Armour, Inc. Class A (sub. vtg.) (a)	44,600	2,288
		24,855
TOTAL CONSUMER DISCRETIONARY		711,533
CONSUMER STAPLES - 7.1%
Beverages - 2.5%
Anheuser-Busch Companies, Inc.	109,500	5,525
Boston Beer Co., Inc. Class A (a)	38,900	1,297
C&C Group PLC	229,100	3,480
Diageo PLC sponsored ADR	315,700	25,556
InBev SA	20,000	1,444
PepsiCo, Inc.	1,410,400	89,645
The Coca-Cola Co.	1,402,500	67,320
		194,267
Food & Staples Retailing - 0.7%
Koninklijke Ahold NV sponsored ADR (a)	591,100	6,940
Kroger Co.	268,400	7,582
Safeway, Inc.	151,200	5,540
Susser Holdings Corp.	160,232	2,780
Tesco PLC	3,046,900	26,637
The Great Atlantic & Pacific Tea Co. (d)	92,600	3,072
Walgreen Co.	82,500	3,786
		56,337
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 1.1%
Bunge Ltd.	21,300	$ 1,751
Campbell Soup Co.	27,400	1,067
Dean Foods Co.	35,000	1,636
Groupe Danone	187,000	30,550
Kellogg Co.	135,800	6,984
Marine Harvest ASA (a)	4,218,000	4,954
Nestle SA (Reg.)	50,160	19,531
Ralcorp Holdings, Inc. (a)	93,800	6,031
TreeHouse Foods, Inc. (a)	322,393	9,823
		82,327
Household Products - 2.6%
Colgate-Palmolive Co.	717,700	47,935
Procter & Gamble Co.	2,333,467	147,382
		195,317
Personal Products - 0.2%
Avon Products, Inc.	2,000	75
Bare Escentuals, Inc.	310,983	11,155
Estee Lauder Companies, Inc. Class A	113,800	5,559
		16,789
TOTAL CONSUMER STAPLES		545,037
ENERGY - 7.6%
Energy Equipment & Services - 1.6%
FMC Technologies, Inc. (a)	65,000	4,534
National Oilwell Varco, Inc. (a)	73,500	5,718
Schlumberger Ltd. (NY Shares)	1,396,700	96,512
Smith International, Inc.	358,344	17,218
		123,982
Oil, Gas & Consumable Fuels - 6.0%
Addax Petroleum, Inc.	56,800	1,796
BG Group PLC sponsored ADR	44,300	3,177
Canadian Natural Resources Ltd.	61,300	3,385
Canadian Oil Sands Trust unit	484,100	11,849
Chesapeake Energy Corp.	85,500	2,640
EnCana Corp.	1,755,200	88,782
EOG Resources, Inc.	221,800	15,823
Exxon Mobil Corp.	1,869,500	141,054
Murphy Oil Corp.	229,400	12,250
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Noble Energy, Inc.	636,500	$ 37,967
PetroChina Co. Ltd. sponsored ADR (d)	73,000	8,548
Petroleo Brasileiro SA Petrobras sponsored ADR	103,300	10,279
Petroplus Holdings AG	363,220	25,850
Sibir Energy PLC (a)	95,000	879
Talisman Energy, Inc.	110,800	1,944
Tesoro Corp.	63,100	6,337
Valero Energy Corp.	1,023,434	66,001
W&T Offshore, Inc.	72,900	2,109
XTO Energy, Inc.	240,500	13,182
		453,852
TOTAL ENERGY		577,834
FINANCIALS - 17.3%
Capital Markets - 1.3%
Charles Schwab Corp.	1,413,600	25,855
Franklin Resources, Inc.	71,500	8,639
Goldman Sachs Group, Inc.	207,200	42,814
Mellon Financial Corp.	314,500	13,568
SEI Investments Co.	134,500	8,101
State Street Corp.	32,500	2,104
		101,081
Commercial Banks - 3.3%
Allied Irish Banks PLC	791,300	23,688
Anglo Irish Bank Corp. PLC	223,120	4,769
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	153,100	3,759
Banco Santander Central Hispano SA sponsored ADR	571,900	10,197
Bank of Ireland	789,206	17,067
BOK Financial Corp.	9,311	461
Center Financial Corp., California	50,000	989
Compass Bancshares, Inc.	102,100	7,024
HDFC Bank Ltd. sponsored ADR	65,900	4,247
M&T Bank Corp.	357,100	41,363
National Australia Bank Ltd.	181,600	5,915
Royal Bank of Scotland Group PLC	42,300	1,651
Standard Chartered PLC (United Kingdom)	199,300	5,742
Toronto-Dominion Bank	95,800	5,760
U.S. Bancorp, Delaware	222,800	7,791
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
United Bankshares, Inc., West Virginia	22,000	$ 771
Wells Fargo & Co.	3,114,400	107,229
		248,423
Consumer Finance - 0.8%
American Express Co.	1,108,500	62,519
Diversified Financial Services - 2.7%
Bank of America Corp.	1,682,300	85,831
CBOT Holdings, Inc. Class A (a)	90,400	16,408
Chicago Mercantile Exchange Holdings, Inc. Class A	25,584	13,622
Citigroup, Inc.	1,035,800	53,178
IntercontinentalExchange, Inc. (a)	23,574	2,881
JPMorgan Chase & Co.	613,900	29,700
Moody's Corp.	35,500	2,203
Symmetry Holdings, Inc. unit	225,000	1,793
		205,616
Insurance - 9.1%
Admiral Group PLC	854,600	19,323
Allstate Corp.	920,500	55,285
American International Group, Inc.	780,800	52,485
Assurant, Inc.	372,100	19,956
Axis Capital Holdings Ltd.	280,600	9,501
Berkshire Hathaway, Inc. Class A (a)	1,928	210,133
Everest Re Group Ltd.	83,665	8,046
Lincoln National Corp.	377,081	25,562
Loews Corp.	755,200	34,309
Markel Corp. (a)	12,400	6,012
MetLife, Inc.	1,533,200	96,822
MetLife, Inc. unit	406,600	13,011
OneBeacon Insurance Group Ltd.	77,600	1,940
PartnerRe Ltd.	24,100	1,652
ProAssurance Corp. (a)	5,000	256
Prudential Financial, Inc.	791,500	71,441
The Chubb Corp.	1,026,100	53,019
The Travelers Companies, Inc.	96,800	5,011
W.R. Berkley Corp.	192,761	6,384
White Mountains Insurance Group Ltd.	7,394	4,189
Willis Group Holdings Ltd.	62,000	2,454
Zenith National Insurance Corp.	61,500	2,907
		699,698
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 0.0%
Cedar Shopping Centers, Inc.	12,200	$ 198
Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc. Class A (a)	175,000	5,982
TOTAL FINANCIALS		1,323,517
HEALTH CARE - 11.6%
Biotechnology - 4.3%
Actelion Ltd. (Reg.) (a)	22,785	5,310
Alexion Pharmaceuticals, Inc. (a)	173,805	7,515
Alnylam Pharmaceuticals, Inc. (a)	49,200	886
Amylin Pharmaceuticals, Inc. (a)	81,100	3,030
Arena Pharmaceuticals, Inc. (a)	316,200	3,434
Celgene Corp. (a)	461,200	24,195
Genentech, Inc. (a)	2,212,400	181,682
Genmab AS (a)	83,200	5,071
Gilead Sciences, Inc. (a)	891,200	68,177
GTx, Inc. (a)	124,009	2,530
Human Genome Sciences, Inc. (a)	59,800	635
MannKind Corp. (a)(d)	478,506	6,843
MannKind Corp. warrants 8/3/10 (a)(h)	29,881	159
Medarex, Inc. (a)	867,900	11,231
Omrix Biopharmaceuticals, Inc.	70,600	2,702
Seattle Genetics, Inc. (a)	94,500	774
Tanox, Inc. (a)	70,300	1,319
Vanda Pharmaceuticals, Inc. (d)	170,200	4,146
		329,639
Health Care Equipment & Supplies - 1.6%
Alcon, Inc.	52,100	6,868
Angiodynamics, Inc. (a)	179,800	3,037
Becton, Dickinson & Co.	71,100	5,467
C.R. Bard, Inc.	201,799	16,045
Cytyc Corp. (a)	70,600	2,415
DENTSPLY International, Inc.	237,300	7,772
DJO, Inc. (a)	125,500	4,756
ev3, Inc. (a)(d)	42,000	827
Gen-Probe, Inc. (a)	21,500	1,012
Hologic, Inc. (a)	103,600	5,972
Immucor, Inc. (a)	57,600	1,695
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Intuitive Surgical, Inc. (a)	41,900	$ 5,094
Inverness Medical Innovations, Inc. (a)	109,900	4,811
IRIS International, Inc. (a)(d)	445,400	6,213
Kyphon, Inc. (a)	217,100	9,800
Mentor Corp.	46,000	2,116
Nobel Biocare Holding AG (Switzerland)	21,154	7,710
Northstar Neuroscience, Inc.	120,000	1,536
NuVasive, Inc. (a)	120,500	2,862
ResMed, Inc. (a)(d)	190,700	9,606
Sirona Dental Systems, Inc.	90,900	3,132
St. Jude Medical, Inc. (a)	10,900	410
Stereotaxis, Inc. (a)	14,800	176
Stryker Corp.	179,900	11,931
Zimmer Holdings, Inc. (a)	9,100	777
		122,040
Health Care Providers & Services - 0.6%
Cardinal Health, Inc.	33,000	2,407
Health Net, Inc. (a)	73,900	3,977
Henry Schein, Inc. (a)	14,600	806
HMS Holdings Corp. (a)	500,000	10,950
Humana, Inc. (a)	91,800	5,326
LHC Group, Inc. (a)	75,200	2,439
Medco Health Solutions, Inc. (a)	78,700	5,708
Nighthawk Radiology Holdings, Inc.	251,692	4,578
UnitedHealth Group, Inc.	229,200	12,141
VCA Antech, Inc. (a)	42,800	1,554
		49,886
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)	26,400	708
Cerner Corp. (a)	44,000	2,396
Emdeon Corp. (a)	512,200	7,750
IMS Health, Inc.	52,500	1,557
Vital Images, Inc. (a)	29,300	975
		13,386
Life Sciences Tools & Services - 0.3%
Dionex Corp. (a)	17,500	1,192
Millipore Corp. (a)	3,500	254
PRA International (a)	160,000	3,450
QIAGEN NV (a)	94,900	1,630
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Techne Corp. (a)	68,400	$ 3,906
Waters Corp. (a)	180,200	10,452
		20,884
Pharmaceuticals - 4.6%
Abbott Laboratories	467,600	26,092
Allergan, Inc.	7,200	798
AstraZeneca PLC sponsored ADR	178,100	9,555
BioMimetic Therapeutics, Inc.	69,000	1,141
Bristol-Myers Squibb Co.	198,500	5,510
Johnson & Johnson	741,100	44,659
Merck & Co., Inc.	1,851,900	81,798
New River Pharmaceuticals, Inc. (a)	88,100	5,606
Novartis AG sponsored ADR	269,400	14,717
Novo Nordisk AS Series B	42,900	3,915
Roche Holding AG (participation certificate)	710,800	125,738
Schering-Plough Corp.	1,147,200	29,265
Shire PLC	199,900	4,126
Xenoport, Inc. (a)	29,800	830
		353,750
TOTAL HEALTH CARE		889,585
INDUSTRIALS - 7.6%
Aerospace & Defense - 1.3%
General Dynamics Corp.	49,500	3,782
Heico Corp. Class A	585,000	18,340
Lockheed Martin Corp.	458,700	44,503
Precision Castparts Corp.	67,200	6,992
Rockwell Collins, Inc.	23,100	1,546
The Boeing Co.	258,000	22,939
United Technologies Corp.	11,700	761
		98,863
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	871,472	41,613
Expeditors International of Washington, Inc.	14,100	583
		42,196
Airlines - 0.6%
Republic Airways Holdings, Inc. (a)	117,100	2,689
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - continued
Ryanair Holdings PLC sponsored ADR (a)	860,026	$ 38,521
Southwest Airlines Co.	129,100	1,898
		43,108
Commercial Services & Supplies - 0.3%
Covanta Holding Corp. (a)	18,800	417
Equifax, Inc.	94,100	3,430
Fuel Tech, Inc. (a)	77,700	1,915
Huron Consulting Group, Inc. (a)	102,165	6,216
Kenexa Corp. (a)	47,200	1,469
Robert Half International, Inc.	93,800	3,472
Seek Ltd.	1,000,000	5,826
Stericycle, Inc. (a)	20,800	1,695
		24,440
Construction & Engineering - 0.3%
Jacobs Engineering Group, Inc. (a)	568,400	26,516
Electrical Equipment - 1.6%
ABB Ltd. sponsored ADR	274,700	4,719
Cooper Industries Ltd. Class A	1,368,400	61,564
GrafTech International Ltd. (a)	500,000	4,540
Q-Cells AG (d)	400,800	25,720
Roper Industries, Inc.	5,500	302
SolarWorld AG (d)	243,700	18,923
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	143,700	4,973
		120,741
Industrial Conglomerates - 0.4%
General Electric Co.	409,400	14,476
Hutchison Whampoa Ltd.	674,000	6,483
Siemens AG sponsored ADR	71,300	7,643
		28,602
Machinery - 2.0%
Cummins, Inc.	19,300	2,793
Danaher Corp.	1,039,277	74,256
IDEX Corp.	288,500	14,679
Metso Corp. sponsored ADR	29,200	1,542
PACCAR, Inc.	701,749	51,508
Pall Corp.	124,100	4,716
		149,494
Marine - 0.2%
American Commercial Lines, Inc. (a)	470,200	14,788
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.3%
Canadian National Railway Co.	487,500	$ 21,501
Hertz Global Holdings, Inc.	49,300	1,168
Union Pacific Corp.	8,300	843
		23,512
Trading Companies & Distributors - 0.1%
Mitsui & Co. Ltd. (d)	461,000	8,677
TOTAL INDUSTRIALS		580,937
INFORMATION TECHNOLOGY - 20.9%
Communications Equipment - 1.8%
Balda AG	341,300	4,764
Cisco Systems, Inc. (a)	2,074,800	52,970
F5 Networks, Inc. (a)	70,100	4,674
Nice Systems Ltd. sponsored ADR	551,000	18,745
Nokia Corp. sponsored ADR	917,500	21,029
Polycom, Inc. (a)	103,200	3,440
QUALCOMM, Inc.	358,400	15,289
Research In Motion Ltd. (a)	114,500	15,628
		136,539
Computers & Peripherals - 6.4%
Apple, Inc. (a)	1,686,000	156,646
Brocade Communications Systems, Inc. (a)	490,900	4,673
Dell, Inc. (a)	406,900	9,444
Diebold, Inc.	21,900	1,045
Hewlett-Packard Co.	6,098,700	244,802
Logitech International SA (a)	107,800	3,000
NCR Corp. (a)	236,900	11,317
Network Appliance, Inc. (a)	1,008,360	36,825
Sun Microsystems, Inc. (a)	4,009,300	24,096
		491,848
Electronic Equipment & Instruments - 0.7%
Amphenol Corp. Class A	317,320	20,489
FLIR Systems, Inc. (a)	299,500	10,683
Hon Hai Precision Industry Co. Ltd. (Foxconn)	259,724	1,742
L-1 Identity Solutions, Inc.	44,462	734
Mettler-Toledo International, Inc. (a)	83,500	7,479
Motech Industries, Inc.	324,434	4,520
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Sunpower Corp. Class A (a)	120,475	$ 5,482
Trimble Navigation Ltd. (a)	157,400	4,225
		55,354
Internet Software & Services - 5.1%
Akamai Technologies, Inc. (a)	837,400	41,803
aQuantive, Inc. (a)	29,900	835
Baidu.com, Inc. sponsored ADR (a)(d)	11,625	1,122
Google, Inc. Class A (sub. vtg.) (a)	734,352	336,446
NHN Corp.	14,486	2,125
Omniture, Inc.	404,055	7,366
Perficient, Inc. (a)	32,900	651
ValueClick, Inc. (a)	22,900	598
		390,946
IT Services - 2.4%
Accenture Ltd. Class A	595,800	22,962
Alliance Data Systems Corp. (a)	171,800	10,586
Cognizant Technology Solutions Corp. Class A (a)	513,900	45,362
First Data Corp.	161,300	4,339
Infosys Technologies Ltd. sponsored ADR	397,900	19,994
Mastercard, Inc. Class A (d)	196,600	20,887
Paychex, Inc.	266,700	10,100
SRA International, Inc. Class A (a)	201,561	4,910
The Western Union Co.	858,700	18,848
VeriFone Holdings, Inc. (a)	560,600	20,591
		178,579
Office Electronics - 0.0%
Xerox Corp.	78,700	1,329
Zebra Technologies Corp. Class A (a)	16,100	622
		1,951
Semiconductors & Semiconductor Equipment - 1.9%
Analog Devices, Inc.	151,200	5,215
ASML Holding NV (NY Shares) (a)	202,000	5,000
Broadcom Corp. Class A (a)	270,600	8,678
FEI Co. (a)	84,613	3,051
Intel Corp.	99,800	1,909
Lam Research Corp. (a)	183,700	8,696
Linear Technology Corp.	140,000	4,423
Marvell Technology Group Ltd. (a)	2,442,700	41,062
MathStar, Inc. (a)	7,834	22
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Maxim Integrated Products, Inc.	116,800	$ 3,434
MEMC Electronic Materials, Inc. (a)	228,300	13,830
O2Micro International Ltd. sponsored ADR (a)	3,000	24
ON Semiconductor Corp. (a)	488,000	4,353
Renewable Energy Corp. AS	870,700	19,695
Samsung Electronics Co. Ltd.	36,189	21,656
Silicon Motion Technology Corp. sponsored ADR (a)	168,600	3,797
Verigy Ltd.	29,300	688
		145,533
Software - 2.6%
Activision, Inc. (a)	142,100	2,691
Adobe Systems, Inc. (a)	865,206	36,079
Autonomy Corp. PLC (a)	259,200	3,494
BMC Software, Inc. (a)	360,200	11,091
Cadence Design Systems, Inc. (a)	36,900	777
CommVault Systems, Inc.	191,159	3,097
Double-Take Software, Inc. (e)	1,271,694	17,181
Electronic Arts, Inc. (a)	90,400	4,553
Intuit, Inc. (a)	1,032,554	28,251
JDA Software Group, Inc. (a)	250,080	3,759
McAfee, Inc. (a)	25,000	727
Nintendo Co. Ltd.	38,400	11,162
Nuance Communications, Inc. (a)(d)	905,000	13,856
Opsware, Inc. (a)	698,787	5,066
Oracle Corp. (a)	1,688,450	30,612
Quality Systems, Inc.	400	16
Salesforce.com, Inc. (a)	218,700	9,365
The9 Ltd. sponsored ADR (a)	37,600	1,269
THQ, Inc. (a)	120,400	4,116
Ubisoft Entertainment SA (a)	131,800	6,435
Utimaco Safeware AG	350,000	6,499
		200,096
TOTAL INFORMATION TECHNOLOGY		1,600,846
MATERIALS - 5.3%
Chemicals - 1.8%
Airgas, Inc.	18,900	797
Bayer AG	549,600	35,158
Ecolab, Inc.	639,600	27,503
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Monsanto Co.	435,700	$ 23,946
Nalco Holding Co.	44,300	1,059
Potash Corp. of Saskatchewan, Inc.	24,900	3,982
Praxair, Inc.	629,900	39,659
Rohm & Haas Co.	40,300	2,084
Wacker Chemie AG	9,300	1,615
		135,803
Containers & Packaging - 0.0%
Crown Holdings, Inc. (a)	33,600	822
Metals & Mining - 3.5%
Agnico-Eagle Mines Ltd.	242,400	8,572
Allegheny Technologies, Inc.	43,200	4,609
Anglo American PLC ADR	1,038,800	27,445
Aquarius Platinum Ltd. (Australia)	598,000	19,789
Arcelor Mittal	169,100	8,944
BHP Billiton Ltd. sponsored ADR (d)	339,100	16,429
Compania de Minas Buenaventura SA sponsored ADR	82,200	2,462
Eldorado Gold Corp. (a)	608,400	3,557
Freeport-McMoRan Copper & Gold, Inc. Class B	307,900	20,380
Gabriel Resources Ltd. (a)	497,000	1,851
Goldcorp, Inc.	1,883,101	45,196
Impala Platinum Holdings Ltd.	33,600	1,056
Ivanhoe Mines Ltd. (a)	978,900	11,446
Kinross Gold Corp. (a)(g)	984,876	13,597
Lihir Gold Ltd. (a)	3,673,700	9,690
Meridian Gold, Inc. (a)	71,800	1,833
Newmont Mining Corp.	453,100	19,026
Nucor Corp.	249,400	16,243
POSCO sponsored ADR	133,400	13,867
Rio Tinto PLC (Reg.)	110,000	6,265
Shore Gold, Inc. (a)	492,800	3,231
Steel Dynamics, Inc.	73,900	3,192
Teck Cominco Ltd. Class B (sub. vtg.)	33,400	2,328
United States Steel Corp.	68,200	6,763
US Gold Corp. (a)	51,000	214
US Gold Corp. warrants 2/22/11 (a)(h)	56,150	73
		268,058
TOTAL MATERIALS		404,683
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 5.6%
Diversified Telecommunication Services - 2.1%
AT&T, Inc.	3,515,232	$ 138,606
BT Group PLC sponsored ADR	3,800	228
Embarq Corp.	27,900	1,572
Hellenic Telecommunication Organization SA (OTE) (a)	24,800	678
Iliad Group SA	1,600	167
Qwest Communications International, Inc. (a)	1,361,700	12,242
Telenor ASA sponsored ADR	148,900	7,917
		161,410
Wireless Telecommunication Services - 3.5%
America Movil SA de CV Series L sponsored ADR	3,498,700	167,203
American Tower Corp. Class A (a)	106,727	4,157
Bharti Airtel Ltd. (a)	328,488	5,820
China Mobile (Hong Kong) Ltd. sponsored ADR	117,800	5,283
Clearwire Corp.	100,000	2,047
Leap Wireless International, Inc. (a)	82,900	5,470
NII Holdings, Inc. (a)	912,947	67,722
Rogers Communications, Inc. Class B (non-vtg.)	137,000	4,484
		262,186
TOTAL TELECOMMUNICATION SERVICES		423,596
UTILITIES - 1.2%
Electric Utilities - 0.6%
Allegheny Energy, Inc. (a)	16,400	806
E.ON AG sponsored ADR	36,500	1,648
Entergy Corp.	148,600	15,591
Exelon Corp.	216,800	14,896
FirstEnergy Corp.	158,300	10,486
Reliant Energy, Inc. (a)	37,600	764
		44,191
Gas Utilities - 0.1%
Energen Corp.	25,400	1,293
ONEOK, Inc.	12,200	549
Southern Union Co.	226,875	6,895
		8,737
Independent Power Producers & Energy Traders - 0.5%
AES Corp. (a)	822,086	17,691
Constellation Energy Group, Inc.	148,800	12,938
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
International Power PLC	555,700	$ 4,336
NRG Energy, Inc.	23,000	1,657
		36,622
Multi-Utilities - 0.0%
Sempra Energy	42,300	2,581
TOTAL UTILITIES		92,131
TOTAL COMMON STOCKS (Cost $5,848,464)		7,149,699
Convertible Bonds - 0.0%
	Principal Amount (000s)
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Kyphon, Inc.:
1% 2/1/12 (f)	$ 470	467
1.25% 2/1/14 (f)	390	385
		852
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Instruments - 0.0%
Sunpower Corp. 1.25% 2/15/27	860	901
TOTAL CONVERTIBLE BONDS (Cost $1,720)		1,753
Money Market Funds - 8.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 5.41% (b)	442,726,841	$ 442,727
Fidelity Securities Lending Cash Central Fund, 5.41% (b)(c)	168,502,075	168,502
TOTAL MONEY MARKET FUNDS (Cost $611,229)		611,229
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $6,461,413)		7,762,681
NET OTHER ASSETS - (1.5)%		(111,285)
NET ASSETS - 100%		$ 7,651,396
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $852,000 or 0.0% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,499,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
MannKind Corp. warrants 8/3/10	8/3/05	$ 1
The Weinstein Co. III Holdings, LLC Class A-1	10/19/05	$ 2,267
US Gold Corp. warrants 2/22/11	2/8/06	$ 28
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 6,777
Fidelity Securities Lending Cash Central Fund	545
Total	$ 7,322
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Double-Take Software, Inc.	$ -	$ 21,535	$ 1,919	$ -	$ 17,181
Income Tax Information

At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $6,470,873,000. Net unrealized appreciation aggregated $1,291,808,000, of which $1,349,527,000 related to appreciated investment securities and $57,719,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Contrafund®

March 31, 2007

1.799873.103

CON-QTLY-0507

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.4%
Auto Components - 0.0%
Johnson Controls, Inc.	162,400	$ 15,366
Automobiles - 0.7%
Honda Motor Co. Ltd.	694,500	24,217
Toyota Motor Corp. (d)	6,859,500	439,557
		463,774
Distributors - 0.0%
Li & Fung Ltd.	10,927,200	34,333
Diversified Consumer Services - 0.0%
Strayer Education, Inc.	68,900	8,613
Hotels, Restaurants & Leisure - 1.7%
Aristocrat Leisure Ltd.	2,284,470	30,313
California Pizza Kitchen, Inc. (a)(e)	1,491,668	49,061
Carrols Restaurant Group, Inc.	497,500	7,219
Chipotle Mexican Grill, Inc.:
Class A (a)(d)(e)	1,941,200	120,549
Class B (a)(e)	149,772	8,597
Las Vegas Sands Corp. (a)	1,289,920	111,720
Marriott International, Inc. Class A	2,526,390	123,692
McDonald's Corp.	4,620,670	208,161
MGM Mirage, Inc. (a)	436,100	30,318
Panera Bread Co. Class A (a)(d)	1,038,440	61,330
Starbucks Corp. (a)	3,422,540	107,331
Texas Roadhouse, Inc. Class A (a)	536,653	7,647
Tim Hortons, Inc. (e)	10,059,732	306,017
		1,171,955
Household Durables - 0.9%
Gafisa SA ADR (a)	1,530,700	39,033
Garmin Ltd. (d)	5,344,609	289,411
Koninklijke Philips Electronics NV (NY Shares)	2,108,900	80,349
Mohawk Industries, Inc. (a)	81,400	6,679
Sharp Corp.	2,340,000	45,001
Snap-On, Inc.	1,281,100	61,621
Sony Corp.	1,056,000	53,317
TomTom Group BV (a)(d)	650,700	26,519
		601,930
Internet & Catalog Retail - 0.4%
IAC/InterActiveCorp (a)	474,900	17,908
Liberty Media Holding Corp. - Interactive Series A (a)	4,073,831	97,039
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Priceline.com, Inc. (a)	1,099,400	$ 58,554
VistaPrint Ltd. (a)(e)	2,474,887	94,788
		268,289
Media - 3.2%
Central European Media Enterprises Ltd. Class A (a)	79,900	7,071
CKX, Inc. (a)	366,731	4,071
Comcast Corp. Class A (special) (non-vtg.)	2,657,650	67,690
Discovery Holding Co. Class A (a)	850,800	16,276
DreamWorks Animation SKG, Inc. Class A (a)	572,443	17,505
EchoStar Communications Corp. Class A (a)	3,953,094	171,683
Focus Media Holding Ltd. ADR (a)	1,206,600	94,670
Grupo Televisa SA de CV (CPO) sponsored ADR	866,100	25,810
Liberty Global, Inc. Class A (a)	267,279	8,801
Liberty Media Holding Corp. - Capital Series A (a)	547,148	60,509
Live Nation, Inc. (a)	897,947	19,809
McGraw-Hill Companies, Inc.	1,483,066	93,255
National CineMedia, Inc.	382,500	10,213
News Corp. Class B	14,292,604	349,740
Omnicom Group, Inc.	209,823	21,482
Reuters Group PLC	2,866,000	26,386
The Walt Disney Co.	31,853,406	1,096,713
The Weinstein Co. Holdings, LLC Class A-1 (a)(g)	41,234	41,234
Time Warner, Inc.	1,766,300	34,831
		2,167,749
Multiline Retail - 0.7%
Kohl's Corp. (a)	666,377	51,051
Marks & Spencer Group PLC	26,183,847	348,573
Nordstrom, Inc.	488,200	25,845
Target Corp.	1,207,600	71,562
		497,031
Specialty Retail - 1.4%
American Eagle Outfitters, Inc.	3,346,267	100,355
AutoZone, Inc. (a)	284,300	36,430
Gamestop Corp. Class A (a)	768,000	25,014
Hennes & Mauritz AB (H&M) (B Shares)	632,278	36,396
Inditex SA	961,100	59,737
J. Crew Group, Inc. (e)	4,763,298	191,342
Sports Direct International PLC	16,740,800	91,500
Staples, Inc.	4,092,431	105,748
The Men's Wearhouse, Inc.	17,700	833
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
TJX Companies, Inc.	11,621,648	$ 313,320
Zumiez, Inc. (a)	953,223	38,243
		998,918
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc. (a)	1,851,400	92,663
NIKE, Inc. Class B	852,500	90,587
Polo Ralph Lauren Corp. Class A	343,200	30,253
Under Armour, Inc. Class A (sub. vtg.) (a)	611,000	31,344
		244,847
TOTAL CONSUMER DISCRETIONARY		6,472,805
CONSUMER STAPLES - 7.4%
Beverages - 2.5%
Anheuser-Busch Companies, Inc.	1,059,300	53,452
Boston Beer Co., Inc. Class A (a)	119,100	3,972
C&C Group PLC	2,124,500	32,267
Diageo PLC sponsored ADR	2,659,700	215,303
InBev SA	234,183	16,908
PepsiCo, Inc.	12,518,273	795,661
The Coca-Cola Co.	12,691,991	609,216
		1,726,779
Food & Staples Retailing - 0.8%
Koninklijke Ahold NV sponsored ADR (a)	5,876,700	68,992
Kroger Co.	3,127,190	88,343
Safeway, Inc.	1,435,897	52,611
Susser Holdings Corp. (e)	942,047	16,345
Tesco PLC	26,367,476	230,509
The Great Atlantic & Pacific Tea Co. (d)	1,041,605	34,560
Walgreen Co.	1,017,800	46,707
		538,067
Food Products - 1.1%
Bunge Ltd.	232,100	19,083
Campbell Soup Co.	263,240	10,253
Dean Foods Co.	353,900	16,541
Groupe Danone	1,805,997	295,043
Kellogg Co.	1,202,534	61,846
Marine Harvest ASA (a)	40,966,000	48,118
Nestle SA (Reg.)	457,493	178,138
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Ralcorp Holdings, Inc. (a)	945,800	$ 60,815
TreeHouse Foods, Inc. (a)(e)	2,892,027	88,120
		777,957
Household Products - 2.7%
Colgate-Palmolive Co.	6,842,111	456,985
Procter & Gamble Co.	21,753,570	1,373,955
		1,830,940
Personal Products - 0.3%
Avon Products, Inc.	704,170	26,237
Bare Escentuals, Inc.	3,175,698	113,912
Estee Lauder Companies, Inc. Class A	1,134,700	55,430
		195,579
TOTAL CONSUMER STAPLES		5,069,322
ENERGY - 7.6%
Energy Equipment & Services - 1.6%
FMC Technologies, Inc. (a)	629,034	43,881
National Oilwell Varco, Inc. (a)	754,800	58,716
Schlumberger Ltd. (NY Shares)	11,980,615	827,860
Smith International, Inc.	3,459,779	166,242
		1,096,699
Oil, Gas & Consumable Fuels - 6.0%
Addax Petroleum, Inc.	559,800	17,698
BG Group PLC sponsored ADR	434,500	31,162
Canadian Natural Resources Ltd.	508,700	28,089
Canadian Oil Sands Trust unit	3,937,400	96,376
Chesapeake Energy Corp.	448,400	13,847
EnCana Corp.	15,349,148	776,398
EOG Resources, Inc.	2,385,400	170,174
Exxon Mobil Corp.	17,807,183	1,343,552
Murphy Oil Corp.	2,112,000	112,781
Noble Energy, Inc.	6,013,566	358,709
PetroChina Co. Ltd. sponsored ADR (d)	269,800	31,591
Petroleo Brasileiro SA Petrobras sponsored ADR	984,100	97,928
Petroplus Holdings AG (e)	3,143,618	223,731
Sibir Energy PLC (a)	929,418	8,596
Talisman Energy, Inc.	1,046,600	18,366
Tesoro Corp.	580,300	58,280
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Valero Energy Corp.	9,067,175	$ 584,742
W&T Offshore, Inc.	686,800	19,869
XTO Energy, Inc.	2,230,033	122,228
		4,114,117
TOTAL ENERGY		5,210,816
FINANCIALS - 17.8%
Capital Markets - 1.3%
Charles Schwab Corp.	12,576,728	230,028
Franklin Resources, Inc.	691,195	83,517
Goldman Sachs Group, Inc.	1,829,300	377,988
Mellon Financial Corp.	3,064,118	132,186
SEI Investments Co.	1,370,622	82,553
State Street Corp.	371,900	24,081
		930,353
Commercial Banks - 3.4%
Allied Irish Banks PLC	7,437,310	222,636
Anglo Irish Bank Corp. PLC	1,578,278	33,732
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (d)	1,646,300	40,417
Banco Santander Central Hispano SA sponsored ADR	4,325,900	77,131
Bank of Ireland	7,168,636	155,022
BOK Financial Corp.	113,792	5,636
Compass Bancshares, Inc.	914,473	62,916
HDFC Bank Ltd. sponsored ADR	673,000	43,375
M&T Bank Corp.	3,438,700	398,305
National Australia Bank Ltd.	1,835,500	59,782
Royal Bank of Scotland Group PLC	1,011,789	39,502
Standard Chartered PLC (United Kingdom)	1,727,600	49,771
Toronto-Dominion Bank	942,300	56,658
U.S. Bancorp, Delaware	2,169,188	75,857
United Bankshares, Inc., West Virginia	202,103	7,080
Wells Fargo & Co.	28,538,882	982,594
		2,310,414
Consumer Finance - 0.8%
American Express Co.	10,386,350	585,790
Diversified Financial Services - 2.8%
Bank of America Corp.	14,482,825	738,914
CBOT Holdings, Inc. Class A (a)	837,000	151,916
Chicago Mercantile Exchange Holdings, Inc. Class A	225,398	120,015
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.	9,927,578	$ 509,682
IntercontinentalExchange, Inc. (a)	246,710	30,150
JPMorgan Chase & Co.	5,857,900	283,405
Moody's Corp.	1,282,900	79,617
Symmetry Holdings, Inc. unit	1,069,200	8,522
		1,922,221
Insurance - 9.4%
Admiral Group PLC	8,398,722	189,900
Allstate Corp.	8,470,973	508,767
American International Group, Inc.	7,945,826	534,118
Assurant, Inc.	3,326,620	178,407
Axis Capital Holdings Ltd.	2,691,000	91,117
Berkshire Hathaway, Inc. Class A (a)	16,934	1,845,637
Everest Re Group Ltd.	1,750,320	168,328
Lincoln National Corp.	3,346,208	226,839
Loews Corp.	6,362,184	289,034
Markel Corp. (a)	78,750	38,180
MetLife, Inc.	11,373,600	718,243
MetLife, Inc. unit	3,634,300	116,298
OneBeacon Insurance Group Ltd.	707,500	17,688
PartnerRe Ltd.	260,000	17,820
Prudential Financial, Inc.	7,095,600	640,449
The Chubb Corp.	9,272,500	479,110
The Travelers Companies, Inc.	1,772,400	91,757
W.R. Berkley Corp.	4,213,800	139,561
White Mountains Insurance Group Ltd.	147,450	83,530
Willis Group Holdings Ltd.	618,100	24,464
Zenith National Insurance Corp.	901,900	42,633
		6,441,880
Real Estate Investment Trusts - 0.1%
CBL & Associates Properties, Inc.	651,494	29,213
Cedar Shopping Centers, Inc.	678,600	10,993
		40,206
Real Estate Management & Development - 0.0%
CB Richard Ellis Group, Inc. Class A (a)	253,908	8,679
TOTAL FINANCIALS		12,239,543
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 11.5%
Biotechnology - 4.2%
Actelion Ltd. (Reg.) (a)	227,195	$ 52,948
Alexion Pharmaceuticals, Inc. (a)	425,100	18,381
Alnylam Pharmaceuticals, Inc. (a)	430,200	7,744
Amylin Pharmaceuticals, Inc. (a)	595,395	22,244
Arena Pharmaceuticals, Inc. (a)(d)(e)	3,389,783	36,813
Celgene Corp. (a)	3,896,856	204,429
Genentech, Inc. (a)	19,891,280	1,633,472
Genmab AS (a)	954,000	58,151
Gilead Sciences, Inc. (a)	7,728,597	591,238
GTx, Inc. (a)	921,507	18,799
MannKind Corp. (a)(d)	4,769,359	68,202
MannKind Corp. warrants 8/3/10 (a)(g)	304,338	1,620
Medarex, Inc. (a)(e)	7,875,303	101,906
Omrix Biopharmaceuticals, Inc.	609,200	23,314
Seattle Genetics, Inc. (a)	849,376	6,956
Tanox, Inc. (a)	1,050,790	19,713
Vanda Pharmaceuticals, Inc.	1,256,138	30,600
		2,896,530
Health Care Equipment & Supplies - 1.7%
Alcon, Inc.	515,100	67,900
Becton, Dickinson & Co.	751,300	57,767
C.R. Bard, Inc.	1,795,640	142,771
Cytyc Corp. (a)	732,000	25,042
DENTSPLY International, Inc.	4,301,674	140,880
ev3, Inc. (a)(d)	382,600	7,537
Gen-Probe, Inc. (a)	1,434,000	67,513
Hologic, Inc. (a)	1,153,225	66,472
Immucor, Inc. (a)	549,914	16,184
Intuitive Surgical, Inc. (a)	412,553	50,154
Inverness Medical Innovations, Inc. (a)	883,700	38,688
Kyphon, Inc. (a)(e)	2,528,444	114,134
Nobel Biocare Holding AG (Switzerland)	150,756	54,949
Northstar Neuroscience, Inc.	1,087,888	13,925
NuVasive, Inc. (a)	1,163,663	27,637
ResMed, Inc. (a)	1,499,400	75,525
Sirona Dental Systems, Inc.	838,001	28,878
St. Jude Medical, Inc. (a)	717,500	26,985
Stereotaxis, Inc. (a)	132,278	1,574
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Stryker Corp.	1,650,900	$ 109,488
Zimmer Holdings, Inc. (a)	107,100	9,147
		1,143,150
Health Care Providers & Services - 0.6%
Cardinal Health, Inc.	318,100	23,205
Health Net, Inc. (a)	742,500	39,954
Henry Schein, Inc. (a)	143,451	7,916
Humana, Inc. (a)	895,100	51,934
LHC Group, Inc. (a)	740,484	24,014
Medco Health Solutions, Inc. (a)	709,700	51,475
Nighthawk Radiology Holdings, Inc. (a)(e)	2,102,450	38,244
Patterson Companies, Inc. (a)	1,430,271	50,760
UnitedHealth Group, Inc.	2,431,309	128,786
VCA Antech, Inc. (a)	516,151	18,741
		435,029
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)	267,920	7,183
Emdeon Corp. (a)	4,844,479	73,297
IMS Health, Inc.	480,200	14,243
Vital Images, Inc. (a)	268,200	8,920
		103,643
Life Sciences Tools & Services - 0.2%
Dionex Corp. (a)	152,037	10,355
QIAGEN NV (a)	919,000	15,788
Techne Corp. (a)	652,446	37,255
Waters Corp. (a)	1,700,550	98,632
		162,030
Pharmaceuticals - 4.6%
Abbott Laboratories	4,506,583	251,467
AstraZeneca PLC sponsored ADR	1,350,900	72,476
BioMimetic Therapeutics, Inc.	621,241	10,275
Bristol-Myers Squibb Co.	1,998,100	55,467
Johnson & Johnson	7,292,300	439,434
Merck & Co., Inc.	15,923,050	703,321
New River Pharmaceuticals, Inc. (a)	909,868	57,895
Novartis AG sponsored ADR	2,390,200	130,577
Novo Nordisk AS Series B	421,300	38,445
Roche Holding AG (participation certificate)	6,328,876	1,119,556
Schering-Plough Corp.	10,354,862	264,153
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Shire PLC	1,736,000	$ 35,836
Xenoport, Inc. (a)	305,198	8,503
		3,187,405
TOTAL HEALTH CARE		7,927,787
INDUSTRIALS - 7.2%
Aerospace & Defense - 1.1%
General Dynamics Corp.	483,154	36,913
Lockheed Martin Corp.	4,220,295	409,453
Precision Castparts Corp.	557,700	58,029
Rockwell Collins, Inc.	237,400	15,889
The Boeing Co.	2,394,174	212,866
United Technologies Corp.	281,500	18,298
		751,448
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	8,093,825	386,480
Airlines - 0.6%
Republic Airways Holdings, Inc. (a)	1,598,314	36,697
Ryanair Holdings PLC sponsored ADR (a)	9,143,855	409,553
		446,250
Commercial Services & Supplies - 0.2%
Covanta Holding Corp. (a)	168,900	3,746
Equifax, Inc.	948,695	34,580
Fuel Tech, Inc. (a)	566,792	13,971
Kenexa Corp. (a)	421,100	13,109
Robert Half International, Inc.	754,249	27,915
Stericycle, Inc. (a)	222,900	18,166
		111,487
Construction & Engineering - 0.4%
Jacobs Engineering Group, Inc. (a)	5,341,654	249,188
Electrical Equipment - 1.4%
ABB Ltd. sponsored ADR	2,628,900	45,165
Cooper Industries Ltd. Class A (e)	11,499,122	517,345
Q-Cells AG (d)	3,454,681	221,693
Roper Industries, Inc.	49,200	2,700
SolarWorld AG (d)	1,545,092	119,976
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	1,554,200	53,791
		960,670
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 0.4%
General Electric Co.	4,233,833	$ 149,708
Hutchison Whampoa Ltd.	6,326,000	60,843
Siemens AG sponsored ADR	672,000	72,038
		282,589
Machinery - 2.0%
Cummins, Inc.	166,900	24,154
Danaher Corp.	9,620,509	687,385
IDEX Corp.	2,129,333	108,340
Metso Corp. sponsored ADR	261,400	13,805
PACCAR, Inc.	6,511,902	477,974
Pall Corp.	1,096,000	41,648
Valmont Industries, Inc.	180,005	10,410
		1,363,716
Marine - 0.2%
American Commercial Lines, Inc. (a)(e)	4,325,434	136,035
Road & Rail - 0.3%
Canadian National Railway Co.	4,404,600	194,259
Hertz Global Holdings, Inc.	511,200	12,115
Knight Transportation, Inc.	133,796	2,384
Landstar System, Inc.	216,089	9,906
Union Pacific Corp.	70,100	7,119
		225,783
TOTAL INDUSTRIALS		4,913,646
INFORMATION TECHNOLOGY - 19.8%
Communications Equipment - 1.6%
Cisco Systems, Inc. (a)	20,140,800	514,195
F5 Networks, Inc. (a)	574,560	38,312
Nice Systems Ltd. sponsored ADR	751,100	25,552
Nokia Corp. sponsored ADR	8,984,386	205,922
Polycom, Inc. (a)	1,609,082	53,631
QUALCOMM, Inc.	2,222,703	94,821
Research In Motion Ltd. (a)	1,226,800	167,446
		1,099,879
Computers & Peripherals - 5.7%
Apple, Inc. (a)	15,283,942	1,420,031
Brocade Communications Systems, Inc. (a)	4,524,880	43,077
Dell, Inc. (a)	3,869,800	89,818
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Diebold, Inc.	256,800	$ 12,252
Hewlett-Packard Co.	42,449,400	1,703,919
Logitech International SA (a)	980,900	27,298
NCR Corp. (a)	2,308,300	110,267
Network Appliance, Inc. (a)	8,574,439	313,139
Sun Microsystems, Inc. (a)	33,655,700	202,271
		3,922,072
Electronic Equipment & Instruments - 0.9%
Amphenol Corp. Class A	2,849,630	184,001
FLIR Systems, Inc. (a)	3,116,903	111,180
Hon Hai Precision Industry Co. Ltd. (Foxconn)	16,395,285	109,996
Mettler-Toledo International, Inc. (a)	1,133,600	101,537
Motech Industries, Inc.	2,337,342	32,563
Sunpower Corp. Class A (a)	952,227	43,326
Trimble Navigation Ltd. (a)	1,469,600	39,444
		622,047
Internet Software & Services - 5.1%
Akamai Technologies, Inc. (a)(e)	8,770,414	437,819
aQuantive, Inc. (a)	305,900	8,538
Baidu.com, Inc. sponsored ADR (a)	132,872	12,829
Google, Inc. Class A (sub. vtg.) (a)	6,448,958	2,954,652
NHN Corp.	159,566	23,406
Omniture, Inc.	686,405	12,513
Perficient, Inc. (a)	294,809	5,831
ValueClick, Inc. (a)	152,700	3,990
		3,459,578
IT Services - 2.3%
Accenture Ltd. Class A	5,265,200	202,921
Alliance Data Systems Corp. (a)	1,553,500	95,727
Cognizant Technology Solutions Corp. Class A (a)	4,298,174	379,400
First Data Corp.	1,071,254	28,817
Infosys Technologies Ltd. sponsored ADR	3,178,300	159,710
Mastercard, Inc. Class A (d)	1,914,720	203,420
Paychex, Inc.	2,799,821	106,029
SRA International, Inc. Class A (a)(e)	3,726,200	90,770
The Western Union Co.	8,000,060	175,601
VeriFone Holdings, Inc. (a)	3,313,165	121,693
		1,564,088
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.0%
Xerox Corp.	772,400	$ 13,046
Zebra Technologies Corp. Class A (a)	145,000	5,598
		18,644
Semiconductors & Semiconductor Equipment - 1.8%
Analog Devices, Inc.	1,503,900	51,870
ASML Holding NV (NY Shares) (a)	1,775,500	43,944
Broadcom Corp. Class A (a)	2,272,874	72,891
FEI Co. (a)	725,459	26,160
Intel Corp.	438,600	8,390
Lam Research Corp. (a)	1,269,816	60,113
Linear Technology Corp.	1,395,400	44,081
Marvell Technology Group Ltd. (a)	22,144,320	372,246
MathStar, Inc. (a)	263,078	723
Maxim Integrated Products, Inc.	1,178,060	34,635
MEMC Electronic Materials, Inc. (a)	1,581,626	95,815
Renewable Energy Corp. AS (d)	8,369,675	189,322
Samsung Electronics Co. Ltd.	406,816	243,450
Verigy Ltd.	270,500	6,349
		1,249,989
Software - 2.4%
Activision, Inc. (a)	1,078,551	20,428
Adobe Systems, Inc. (a)	7,617,408	317,646
Autonomy Corp. PLC (a)	2,449,353	33,017
BMC Software, Inc. (a)	2,674,150	82,337
Cadence Design Systems, Inc. (a)	381,565	8,036
CommVault Systems, Inc. (e)	3,932,387	63,705
Electronic Arts, Inc. (a)	909,500	45,802
Intuit, Inc. (a)(d)	10,111,308	276,645
McAfee, Inc. (a)	258,500	7,517
Nintendo Co. Ltd.	380,700	110,659
Nuance Communications, Inc. (a)	7,585,357	116,132
Opsware, Inc. (a)(e)	6,189,520	44,874
Oracle Corp. (a)	17,066,000	309,407
Quality Systems, Inc.	22,519	901
Salesforce.com, Inc. (a)	2,608,074	111,678
The9 Ltd. sponsored ADR (a)	630,387	21,269
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
THQ, Inc. (a)	1,231,100	$ 42,091
Ubisoft Entertainment SA (a)	1,147,311	56,016
		1,668,160
TOTAL INFORMATION TECHNOLOGY		13,604,457
MATERIALS - 5.0%
Chemicals - 1.8%
Airgas, Inc.	191,200	8,059
Bayer AG	5,031,532	321,867
Ecolab, Inc.	5,640,029	242,521
Monsanto Co.	4,060,034	223,139
Nalco Holding Co.	417,273	9,973
Potash Corp. of Saskatchewan, Inc.	178,300	28,516
Praxair, Inc.	5,909,372	372,054
Rohm & Haas Co.	435,400	22,519
Wacker Chemie AG	113,000	19,623
		1,248,271
Containers & Packaging - 0.0%
Crown Holdings, Inc. (a)	382,000	9,344
Metals & Mining - 3.2%
Agnico-Eagle Mines Ltd.	1,544,400	54,617
Allegheny Technologies, Inc.	385,319	41,110
Anglo American PLC ADR	9,316,504	246,142
Arcelor Mittal	1,688,229	89,290
BHP Billiton Ltd. sponsored ADR (d)	2,842,830	137,735
Compania de Minas Buenaventura SA sponsored ADR	882,600	26,434
Eldorado Gold Corp. (a)	9,022,400	52,749
Freeport-McMoRan Copper & Gold, Inc. Class B	2,672,887	176,918
Gabriel Resources Ltd. (a)	6,153,000	22,916
Goldcorp, Inc. (d)	15,715,223	377,176
Impala Platinum Holdings Ltd.	315,200	9,910
Ivanhoe Mines Ltd. (a)	8,613,400	100,715
Kinross Gold Corp. (a)	10,075,879	139,110
Lihir Gold Ltd. (a)	31,466,281	82,998
Meridian Gold, Inc. (a)	611,100	15,601
Newmont Mining Corp.	4,123,856	173,161
Nucor Corp.	1,886,051	122,839
POSCO sponsored ADR	1,223,500	127,183
Rio Tinto PLC (Reg.)	995,626	56,703
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Shore Gold, Inc. (a)	4,811,200	$ 31,545
Steel Dynamics, Inc.	731,900	31,618
United States Steel Corp.	669,900	66,434
US Gold Corp. (a)	947,667	3,980
US Gold Corp. warrants 2/22/11 (a)(g)	1,041,750	1,353
		2,188,237
TOTAL MATERIALS		3,445,852
TELECOMMUNICATION SERVICES - 5.4%
Diversified Telecommunication Services - 2.1%
AT&T, Inc.	31,434,593	1,239,466
BT Group PLC sponsored ADR	64,200	3,853
Embarq Corp.	287,100	16,178
Hellenic Telecommunication Organization SA (OTE) (a)	268,200	7,337
Iliad Group SA	14,600	1,520
Qwest Communications International, Inc. (a)	9,779,094	87,914
Telenor ASA sponsored ADR	1,426,696	75,857
		1,432,125
Wireless Telecommunication Services - 3.3%
America Movil SA de CV Series L sponsored ADR	29,815,300	1,424,873
American Tower Corp. Class A (a)	809,094	31,514
Bharti Airtel Ltd. (a)	3,149,063	55,794
China Mobile (Hong Kong) Ltd. sponsored ADR (d)	983,300	44,101
Clearwire Corp.	916,400	18,759
Leap Wireless International, Inc. (a)	569,692	37,588
NII Holdings, Inc. (a)(e)	8,682,121	644,040
Rogers Communications, Inc. Class B (non-vtg.)	1,419,800	46,472
		2,303,141
TOTAL TELECOMMUNICATION SERVICES		3,735,266
UTILITIES - 1.4%
Electric Utilities - 0.7%
E.ON AG sponsored ADR	352,200	15,905
Entergy Corp.	1,556,700	163,329
Exelon Corp.	2,501,700	171,892
FirstEnergy Corp.	1,678,200	111,164
Reliant Energy, Inc. (a)	381,600	7,754
		470,044
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Gas Utilities - 0.2%
Energen Corp.	249,200	$ 12,682
ONEOK, Inc.	301,800	13,581
Southern Union Co.	2,854,630	86,752
		113,015
Independent Power Producers & Energy Traders - 0.5%
AES Corp. (a)	7,972,700	171,573
Constellation Energy Group, Inc.	1,365,900	118,765
International Power PLC	4,984,100	38,889
NRG Energy, Inc.	362,800	26,136
		355,363
Multi-Utilities - 0.0%
Sempra Energy	522,400	31,872
TOTAL UTILITIES		970,294
TOTAL COMMON STOCKS (Cost $47,352,187)		63,589,788
Convertible Bonds - 0.1%
	Principal Amount (000s)
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Kyphon, Inc.:
1% 2/1/12 (f)	$ 4,230	4,204
1.25% 2/1/14 (f)	3,530	3,486
		7,690
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Instruments - 0.1%
Sunpower Corp. 1.25% 2/15/27	7,760	8,129
TOTAL CONVERTIBLE BONDS (Cost $15,520)		15,819
Money Market Funds - 7.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 5.41% (b)	4,665,918,251	$ 4,665,918
Fidelity Securities Lending Cash Central Fund, 5.41% (b)(c)	779,829,945	779,830
TOTAL MONEY MARKET FUNDS (Cost $5,445,748)		5,445,748
Cash Equivalents - 0.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 5.23%, dated 3/30/07 due 4/2/07 (Collateralized by U.S. Treasury Obligations) # (Cost $8,966)	$ 8,970	8,966
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $52,822,421)		69,060,321
NET OTHER ASSETS - (0.5)%		(323,627)
NET ASSETS - 100%		$ 68,736,694
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,690,000 or 0.0% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $44,207,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
MannKind Corp. warrants 8/3/10	8/3/05	$ 8
The Weinstein Co. Holdings, LLC Class A-1	10/19/05	$ 41,234
US Gold Corp. warrants 2/22/11	2/8/06	$ 512
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$8,966,000 due 4/02/07 at 5.23%
BNP Paribas Securities Corp.	$ 2,608
Banc of America Securities LLC	905
Barclays Capital, Inc.	3,082
Deutsche Bank Securities, Inc.	2,371
$ 8,966
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 64,503
Fidelity Securities Lending Cash Central Fund	3,063
Total	$ 67,566
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Akamai Technologies, Inc.	$ 447,760	$ 18,127	$ -	$ -	$ 437,819
American Commercial Lines, Inc.	141,680	-	-	-	136,035
Arena Pharmaceuticals, Inc.	43,762	-	-	-	36,813
California Pizza Kitchen, Inc.	25,536	25,742	-	-	49,061
Chipotle Mexican Grill, Inc. Class A	110,648	-	-	-	120,549
Chipotle Mexican Grill, Inc. Class B	7,788	-	-	-	8,597
CommVault Systems, Inc.	-	68,537	-	-	63,705
Cooper Industries Ltd. Class A	497,976	22,532	-	2,345	517,345
J. Crew Group, Inc.	129,543	52,310	-	-	191,342
Kyphon, Inc.	95,357	6,889	-	-	114,134
Medarex, Inc.	116,476	-	-	-	101,906
Nighthawk Radiology Holdings, Inc.	44,047	9,849	-	-	38,244
NII Holdings, Inc.	628,113	-	70,041	-	644,040
Opsware, Inc.	54,592	-	-	-	44,874
Panera Bread Co. Class A	140,063	-	83,545	-	-
Petroplus Holdings AG	134,674	65,162	-	-	223,731
SRA International, Inc. Class A	99,639	-	-	-	90,770
Susser Holdings Corp.	16,957	-	-	-	16,345
Tim Hortons, Inc.	234,667	57,350	-	604	306,017
TreeHouse Foods, Inc.	79,336	10,387	-	-	88,120
VistaPrint Ltd.	52,539	35,481	-	-	94,788
Total	$ 3,101,153	$ 372,366	$ 153,586	$ 2,949	$ 3,324,235
Income Tax Information

At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $52,917,221,000. Net unrealized appreciation aggregated $16,143,100,000, of which $16,540,472,000 related to appreciated investment securities and $397,372,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Contrafund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Contrafund

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 29, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	May 29, 2007